Loans And Leases (Summary Of Future Minimum Lease Payments Receivable) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Loans And Leases [Abstract]
2019	$ 793
2020	793
2021	793
2022	1,563
2023	1,310
Future minimum lease payments	$ 5,252